FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 59,922	$ 18,304	$ 122	$ 1,611
Current liabilities	763,523	$ 741,436
Two Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	549,589
Loan Payable [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	17,504
Loan payable amount	$ 20,000